Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash	$ 6,875	$ 1,946
Restricted deposit	45	10
Other accounts receivable	2,904	594
Total current assets	9,824	2,550
NON-CURRENT ASSETS:
Property and equipment, net	92	11
Total non-current assets	92	11
Total assets	9,916	2,561
CURRENT LIABILITIES:
Trade payables	1,199	556
Other accounts payable	154	34
Short-term loan		188
Warrants	359	353
Lease liability	45
Total current liabilities	1,757	1,131
NON-CURRENT LIABILITIES:
Lease liability	18
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium	58,541	49,040
Reserve from share-based payment transactions	4,331	4,315
Warrants	5,190	2,207
Foreign currency translation reserve	497	497
Transactions with non-controlling interests	559	559
Accumulated deficit	(60,977)	(55,188)
Total equity	8,141	1,430
Total liabilities and equity	$ 9,916	$ 2,561